STAPLED UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of reconciliation of the changes in unit-based compensation	A reconciliation of the changes in the DSUs outstanding is presented below:

	2022		2021
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	85	$58.50	67	$52.93
New grants and distributions	16	97.41	18	79.64
DSUs outstanding, December 31	101	$64.58	85	$58.50
A reconciliation of the changes in notional stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2022		2021
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, January 1	128	$67.19	128	$59.83
New grants and distributions(1)	58	101.30	51	78.91
Forfeited	—	88.02	—	—
PSUs added by performance factor	27	96.22	—	—
Settled in cash	(45)	69.89	(24)	59.38
Settled in stapled units	(44)	69.89	(27)	59.38
RSUs and PSUs outstanding, December 31(2)	124	$87.18	128	$67.19
(1)Includes 29.6 RSUs and 22.0 PSUs granted during the year ended December 31, 2022 (2021 — 18.7 RSUs and 25.0 PSUs).
(2)Total restricted stapled units outstanding at December 31, 2022 include a total of 47.3 RSUs and 76.2 PSUs granted (2021 — 50.2 RSUs and 78.1 PSUs).
Schedule of share-based payment award, performance share units, valuation assumptions

Grant date	January 1, 2022, January 1, 2021 and January 1, 2020
PSUs outstanding	76,189
Weighted average term to expiry	1.0 year
Average volatility rate	22.8%
Weighted average risk free interest rate	1.6%

Schedule of unit-based compensation expense recognized in general and administrative expenses
The Trust's unit-based compensation (recovery) expense recognized in general and administrative expenses was:

Years ended December 31,	2022	2021

DSUs for trustees/directors(1)	$(2,002)	$3,693
Restricted Stapled Unit Plan for executives and employees	1,835	8,749
Unit-based compensation (recovery) expense	$(167)	$12,442

Fair value remeasurement (recovery) expense include in the above:
DSUs for trustees/directors	$(3,534)	$2,275
Restricted Stapled Unit Plan for executives and employees	(2,733)	3,778
Total fair value remeasurement (recovery) expense	$(6,267)	$6,053
(1)In respect of fees mandated and elected to be taken as DSUs.

Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

As at December 31,	2022	2021

Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$324,484	$53,798
Fair value gains on derivatives designated as net investment hedges	89,048	18,153
	$413,532	$71,951
(1)Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.